Deferred Tax	12 Months Ended
Mar. 31, 2026
Deferred Tax
Deferred Tax

25. Deferred Tax

Unrecognized Deferred Tax Assets

Deferred tax assets have not been recognized in respect of the following items:

	As at March 31,
Particulars	2025	2026
Deductible temporary differences	276,775	285,174
Tax loss carry forward and unabsorbed depreciation	2,168,730	1,892,092
Total	2,445,505	2,177,266

In the Group, there are few subsidiaries for which no deferred tax assets have been recognised on deductible temporary differences of INR 1,103,158 (March 31, 2025: INR 1,070,405) and tax losses of INR 4,798,079 (March 31, 2025: INR 5,588,021) and unabsorbed depreciation of INR 2,479,197 (March 31, 2025: INR 2,771,805), as it is not probable that taxable profit will be available in near future against which these can be utilized. Tax losses are available as an offset against future taxable profit expiring at various dates through 2032 and unabsorbed depreciation is available indefinitely for offsetting against future taxable profits.

Recognized Deferred Tax Assets and Liabilities

	As at March 31, 2025	As at March 31, 2026
Deferred tax assets are attributable to the following -
Property, plant and equipment	664	688
Trade and other receivables	10,107	5,029
MAT credit	266	-
Employee benefits	9,132	10,154
Provision for expenses	63	42
Right-of-use assets	(11,293)	(5,393))
Lease Liabilities	11,597	18,679
Deferred tax asset	20,536	29,199
Remeasurement loss on defined benefit plan	1,983	1,449
Total deferred tax asset (A)	22,519	30,648
Deferred tax liabilities are attributable to the following -
Property, plant and equipment and intangible assets	(142,468)	(128,885)
Total deferred tax liability (B)	(142,468)	(128,885)

Net deferred tax liability (A-B)	(119,949)	(98,237)
Particulars	Balance as on April 01, 2025	Deferred tax asset acquired on business combination*	On account of business combination	Recognized in profit/(loss)	Recognized in other comprehensive income	Balance as on March, 31 2026
Property, plant and equipment, and intangible assets	(141,804)	-	-	13,607	-	(128,197)
Right-of-use assets	(11,293)	-	-	(5,900)	-	(5,393)
Lease liabilities	11,597	-	-	7,082	-	18,679
Trade and other receivables	10,107	-	-	(5,078)	-	5,029
Employee benefit	9,132	-	-	1,022	-	10,154
Provision for expenses	63	-	-	(21)	-	42
Remeasurement loss on defined benefit plan	1,983	-	-	-	(534)	1,449
MAT credit	266	-	-	266		-
Deferred tax liability	(119,949)	-	(146,306)	22,246	(534)	(98,237)

Particulars	Balance as on April 01, 2024	Deferred tax asset acquired on business combination*	On account of business combination	Recognized in profit/(loss)	Recognized in other comprehensive income	Balance as on March, 31 2025
Property, plant and equipment, and intangible assets	(1,957)	-	(146,306)	6,459	-	(141,804)
Right-of-use assets	(161)	-	-	(11,132)	-	(11,293)
Lease liabilities	210	-	-	11,387	-	11,597
Trade and other receivables	4,497	-	-	5,610	-	10,107
Employee benefit	1,888	4,327	-	2,917	-	9,132
Provision for expenses	93	-	-	(30)	-	63
Remeasurement loss on defined benefit plan	1,693	-	-	-	290	1,983
MAT credit	-	-	-	266		266
Deferred tax assets	6,263	4,327	(146,306)	15,477	290	(119,949)

*	Deferred tax asset acquired on account of acquisition of Globe All India Services Limited on September 10, 2024

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amounts in INR thousands, except per share data and number of shares)